Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies	Summary of Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties
The Plan contains investments in mutual funds, common collective trusts, money market funds and common stock. Investment securities, in general, are exposed to various risks, such as interest rate and credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of the Plan’s investment securities will occur in the near term and that such changes could materially affect the amounts reported in the Plan’s financial statements.
Contributions
Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation.
Administrative Expenses
Pursuant to the Plan document, administrative expenses may be paid by the Company, the Plan or both. Expenses paid from the Company are excluded from these financial statements.

Payment of Benefits
Benefit payments to participants are recorded when paid. Amounts allocated to accounts of participants who have elected to withdraw from the Plan but have not yet been paid were $211,644 at December 31, 2025.
Valuation of Investments and Income Recognition
The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities traded on a national securities exchange, such as common stock, are valued at the last reported sales price on the last business day of the Plan year. Mutual funds and the money market funds are valued at the quoted market price, which represents the net asset value of shares held by the Plan at year-end. Common collective trusts are valued at the net asset value (“NAV”) of the shares held by the Plan at year-end as a practical expedient, which is based on the fair value of the underlying assets.
Investments in mutual funds are subject to sales charges in the form of front-end loads, back-end loads or 12b-1 fees. Such 12b-1 fees were ongoing fees allowable under Section 12b-1 of the Investment Company Act of 1940. These annual fees are used to pay for marketing and distribution costs of the funds. These fees are deducted prior to the allocation of the Plan’s investment earnings activity, and thus not separately identifiable as an expense.
The Galliard Stable Return Fund (the “SRF”) is a common collective trust fund that invests primarily in both security-backed contracts (“SBCs”), also known as synthetic guaranteed investment contracts and guaranteed investment contracts (“GICs”) issued by insurance companies and other financial institutions. The SRF contains several redemption restrictions including the right to require a 12-month notice for withdrawal of assets from the SRF initiated by the Company. Withdrawals initiated by participants of the Plan will be honored when received.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date and interest is recorded when earned. The accompanying Statement of Changes in Net Assets Available for Benefits presents net appreciation/(depreciation) in fair value of investments, which includes unrealized gains and losses on investments, realized gains and losses on investments sold and management and operating expenses associated with the Plan’s investments in mutual funds and collective trusts during the year ended December 31, 2025.
Management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.